Other (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Analysis of income and expense [abstract]
Foreign exchange gain (loss)	$ (5)	$ 7
Settlement loss on defined benefit pension plans	0	(1)
Gain on sale of assets	0	1
Gain (Loss) On Sale Of Assets	6	0
Gain (loss) on electricity swaps	8	(9)
Loss on interest rate swap contracts	(2)	(4)
Other	9	4
Other income (expense)	$ 15	$ (2)